Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	374,184,940.24	25,012
Yield Supplement Overcollateralization Amount 04/30/20	14,319,786.08	0
Receivables Balance 04/30/20	388,504,726.32	25,012
Principal Payments	15,775,812.40	488
Defaulted Receivables	571,490.53	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	13,448,115.18	0
Pool Balance at 05/31/20	358,709,308.21	24,492

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.47%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,117,594.53	107
Past Due 61-90 days	602,169.40	38
Past Due 91-120 days	373,090.41	18
Past Due 121+ days	0.00	0
Total	3,092,854.34	163

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	322,268.78
Aggregate Net Losses/(Gains) - May 2020	249,221.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	1.67%
Second Prior Net Losses Ratio	0.72%
Third Prior Net Losses Ratio	0.56%
Four Month Average	0.93%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	38.42

Flow of Funds	$ Amount
Collections	18,933,718.57
Investment Earnings on Cash Accounts	608.07
Servicing Fee (1)	0.00
Transfer to Collection Account	0.00
Available Funds	18,934,326.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	710,530.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,280,365.62
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	2,674,516.79

Total Distributions of Available Funds	18,934,326.64

Servicing Fee	0.00
Unpaid Servicing Fee	1,012,416.79
Change in amount of the unpaid servicing fee from the prior period	323,753.94

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 05/15/20	363,989,673.83
Principal Paid	15,475,632.03
Note Balance @ 06/15/20	348,514,041.80

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-3
Note Balance @ 05/15/20	250,309,673.83
Principal Paid	15,475,632.03
Note Balance @ 06/15/20	234,834,041.80
Note Factor @ 06/15/20	69.0688358%

Class A-4
Note Balance @ 05/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	83,100,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	30,580,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	784,177.82
Total Principal Paid	15,475,632.03
Total Paid	16,259,809.85

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	521,478.49
Principal Paid	15,475,632.03
Total Paid to A-3 Holders	15,997,110.52

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7828626
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.4496766
Total Distribution Amount	16.2325392

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5337603
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.5165648
Total A-3 Distribution Amount	47.0503251

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	341.21
Noteholders' Principal Distributable Amount	658.79

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,548,816.60
Investment Earnings	323.84
Investment Earnings Paid	(323.84)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.